Segment Reporting - Schedule of Evaluates Segmental Performance (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	€ 7,352	€ 14,614
Total revenue	7,352	14,614	€ 79,263
Depreciation and amortization	(3,820)	(3,426)
Income tax expenses	26,253	30,016
Financial income	16,751	38,743
Financial costs	(32,764)	(23,613)
Profit before tax	(42,265)	(14,886)
Income tax expenses	(240)	(120)
Profit / Loss for the year	42,025	14,766	(97,959)
Europe [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	7,004	13,790
Inter-segment revenues	634	4,250
Total revenue	7,638	18,039	78,346
Earnings before interest taxation depreciation and amortization (EBITDA)	(21,518)	(25,164)
Depreciation and amortization	(3,683)	(3,346)
Income tax expenses	(25,201)	(28,510)
Financial income	21,642	38,611
Financial costs	(35,884)	(6,916)
Financial result	(14,242)	31,694
Profit before tax	(39,443)	3,185
Income tax expenses	240	120
Profit / Loss for the year	(39,203)	3,305
North America [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	348	825
Inter-segment revenues
Total revenue	348	825	€ 1,227
Earnings before interest taxation depreciation and amortization (EBITDA)	(915)	(1,425)
Depreciation and amortization	(137)	(80)
Income tax expenses	(1,052)	(1,506)
Financial income		132
Financial costs	(1,771)	(16,696)
Financial result	(1,771)	(16,565)
Profit before tax	(2,822)	(18,070)
Income tax expenses		(1)
Profit / Loss for the year	(2,822)	(18,071)
Total reportable segments [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	7,352	14,614
Inter-segment revenues	634	4,250
Total revenue	7,986	18,864
Earnings before interest taxation depreciation and amortization (EBITDA)	(22,433)	(26,589)
Depreciation and amortization	(3,820)	(3,426)
Income tax expenses	(26,253)	(30,015)
Financial income	21,642	38,743
Financial costs	(37,654)	(23,613)
Financial result	(16,012)	15,130
Profit before tax	(42,265)	(14,885)
Income tax expenses	240	120
Profit / Loss for the year	(42,025)	(14,766)
Eliminations [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues
Inter-segment revenues	(634)	(4,250)
Total revenue	(634)	(4,250)
Earnings before interest taxation depreciation and amortization (EBITDA)
Depreciation and amortization
Income tax expenses
Financial income	(4,891)	(456)
Financial costs	4,891	456
Financial result	(0)
Profit before tax	(0)
Income tax expenses
Profit / Loss for the year	0
Total Group [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	7,352	14,614
Inter-segment revenues
Total revenue	7,352	14,614
Earnings before interest taxation depreciation and amortization (EBITDA)	(22,433)	(26,589)
Depreciation and amortization	(3,820)	(3,426)
Income tax expenses	(26,253)	(30,015)
Financial income	16,751	38,287
Financial costs	(32,764)	(23,157)
Financial result	(16,012)	15,130
Profit before tax	(42,265)	(14,885)
Income tax expenses	240	120
Profit / Loss for the year	€ (42,025)	€ (14,766)